Investments - Investment in convertible debentures & uranium (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) lb	Dec. 31, 2024 USD ($) lb $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Investments [Line Items]
Purchase of investment-convertible debenture | $	$ 0		$ 15,000,000
Physical uranium sold | lb	100,000	100,000
Physical uranium hold | lb	2,200,000	2,200,000
Physical Uranium Holdings Cost	$ 80,729,000			$ 65,289,000
Physical Uranium Holdings Cost Per Price		$ 29.67
Physical uranium holdings market value	231,088,000	$ 160,600,000
Physical uranium holdings market value per pound				$ 73
Proceeds on disposal of investment - uranium	$ 13,598,000	$ 10,000,000	19,901,000
Convertible Debentures
Investments [Line Items]
Purchase of investment-convertible debenture | $			$ 15,000,000
Investments, coupon rate			9.00%
Investments, interest payment period			5 years
Investments, convertible to common shares, conversion price per share			$ 0.56
Investments, interest payable in common shares, percent			33.33%
Number of trading days considered for calculating volume weighted average share price			20 days